Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues
Total net sales	$ 138,086	$ 138,041	$ 274,132	$ 282,091
Cost of revenues
Total cost of sales	78,592	77,541	154,399	157,694
Gross profit	59,494	60,500	119,733	124,397
Operating expenses
Research and development, net	19,921	25,680	38,713	49,657
Selling, general and administrative	56,193	60,863	110,044	125,236
Total operating expenses	76,114	86,543	148,757	174,893
Operating loss	(16,620)	(26,043)	(29,024)	(50,496)
Financial income (expenses), net	3,286	(726)	4,759	491
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total	(13,334)	(26,769)	(24,265)	(50,005)
Income tax benefit (expenses)	1,041	762	1,496	1,478
Share in net profits (losses) of associated companies	(2,370)	1,788	(4,038)	(243)
Net loss	$ (16,745)	$ (25,743)	$ (29,799)	$ (51,726)
Earnings Per Share, Basic	$ (0.20)	$ (0.36)	$ (0.38)	$ (0.74)
Weighted average shares outstanding - diluted	83,485	70,746	77,722	70,367
Comprehensive Loss
Net loss attributable to non-controlling interests	$ (16,745)	$ (25,743)	$ (29,799)	$ (51,726)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	5,046	(24)	6,772	(2,210)
Unrealized gains (losses) on derivatives designated as cash flow hedges, net	(1,924)	(526)	(4,959)	156
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	3,122	(550)	1,813	(2,054)
Comprehensive loss attributable to Stratasys Ltd.	(13,623)	(26,293)	(27,986)	(53,780)
Products
Revenues
Total net sales	94,791	93,594	188,586	192,790
Cost of revenues
Total cost of sales	48,617	46,756	95,885	96,513
Service [Member]
Revenues
Total net sales	43,295	44,447	85,546	89,301
Cost of revenues
Total cost of sales	$ 29,975	$ 30,785	$ 58,514	$ 61,181